UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end:   December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Portfolio of Investments

March 31, 2012 (Unaudited)

	Moody’s Rating	Principal Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 135.82%
Aerospace and Defense - 0.65%
Sequa Corp., Senior Secured First Lien Additional Term Loan, 6.250%, 12/03/2014	B1	$320,270	$322,573
TASC, Inc., Senior Secured Tranche B First Lien Term Loan, 4.500%, 12/18/2015	Ba2	1,607,204	1,592,136

			1,914,709

Automotive - 3.26%
CCC Information Services, Inc., Senior Secured First Lien Term Loan, 5.500%, 11/11/2015	B1	645,606	647,827
Chrysler Group LLC, Senior Secured Tranche B First Lien Term Loan, 6.000%, 05/24/2017	Ba2	4,837,395	4,922,606
FRAM Group Holdings, Inc. (aka Autoparts Holdings), Senior Secured First Lien Term Loan, 6.500%, 07/31/2017	B1	1,865,625	1,881,175
Remy International, Inc., Senior Secured First Lien Term B Facility Loan, 6.250%, 12/16/2016	B1	803,412	807,429
TI Group Automotive Systems LLC, Senior Secured First Lien Term Loan, 6.750%, 03/01/2018	Caa2	1,304,348	1,310,061

			9,569,098

Banking, Finance, Insurance and Real Estate - 5.85%
Alliant Holdings I, Inc., Senior Secured Tranche C Incremental First Lien Term Loan, 8.000%, 08/21/2014	B2	3,016,435	3,021,683

	Moody’s Rating	Principal Amount	Market Value

Banking, Finance, Insurance and Real Estate (continued)
Asurion LLC, Senior Secured First Lien Term Add On Loan, 5.500%, 05/24/2018	Ba3	$1,000,000	$992,615
Asurion LLC, Senior Secured First Lien Term B Loan, 5.500%, 05/24/2018	Ba3	3,310,984	3,286,532
BNY ConvergEx Group LLC, Senior Secured EZE Borrower Second Lien Term Loan, 8.750%, 12/18/2017	B2	443,368	441,151
EZE Castle Software, Inc., Senior Secured Second Lien Top Borrower Term Loan, 8.750%, 12/18/2017	B2	1,056,633	1,051,349
Fidelity National Information Services, Inc., Senior Secured First Lien Term B Loan, 4.250%, 07/18/2016	Ba1	580,377	584,141
HarbourVest Partners LP, Senior Secured First Lien Term Loan, 6.250%, 12/19/2016	Ba3	3,953,543	3,970,840
Interactive Data Corp., Senior Secured First Lien Term Loan, 4.500%, 02/09/2018	Ba3	3,832,217	3,836,720

			17,185,031

Beverage, Food and Tobacco - 8.46%
Advance Pierre Foods, Inc., Senior Secured First Lien Term Loan, 7.000%, 09/30/2016	B1	2,377,727	2,382,483
Advance Pierre Foods, Inc., Senior Secured Second Lien Term Loan, 11.250%, 09/29/2017	B1	1,000,000	1,009,170
Burger King Corp., Senior Secured Tranche B First Lien Term Loan, 4.500%, 10/19/2016	Ba3	3,239,059	3,242,557
Del Monte Foods Co., Senior Secured Initial First Lien Term Loan, 4.500%, 03/08/2018	Ba3	3,754,970	3,707,770

	Moody’s Rating	Principal Amount	Market Value

Beverage, Food and Tobacco (continued)
Denny’s, Inc. (fka Advantica Restaurants Group, Inc.), Senior Secured First Lien Term Loan, 5.250%, 09/30/2016	B1	$2,135,238	$2,138,174
Dunkin’ Brands, Inc., Senior Secured First Lien Term B-2 Loan, 4.000%, 11/23/2017	B2	995,322	996,158
Fairway Group Acquisition Co., Senior Secured First Lien Term Loan, 7.500%, 03/03/2017	B2	3,960,013	3,920,413
NPC International, Inc., Senior Secured First Lien Term Loan, 5.250%, 12/28/2018	Ba3	1,860,759	1,875,301
Roundy’s Supermarkets, Inc., Senior Secured Tranche B First Lien Term Loan, 5.750%, 02/13/2019	B1	839,161	846,243
Wm. Bolthouse Farms, Inc., Senior Secured First Lien Term Loan, 5.500%, 02/11/2016	B1	1,722,804	1,732,486
Wm. Bolthouse Farms, Inc., Senior Secured Second Lien Term Loan, 9.500%, 08/11/2016	Caa1	3,000,000	3,021,255

			24,872,010

Capital Equipment - 2.23%
Baker Corp. International, Inc., Senior Secured First Lien Term Loan, 5.000%, 06/01/2018	Ba3	2,232,027	2,236,011
Sensus USA, Inc. (fka Sensus Metering Systems), Senior Secured First Lien Term Loan, 4.750%, 05/09/2017	Ba3	600,000	601,650
Sensus USA, Inc. (fka Sensus Metering Systems), Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	Caa1	3,714,286	3,714,286

			6,551,947

	Moody’s Rating	Principal Amount	Market Value

Chemicals, Plastics and Rubber - 5.83%
Arizona Chemical U.S., Inc., Senior Secured First Lien Term Loan, 7.250%, 12/22/2017	Ba3	$1,377,273	$1,397,243
Norit Holdings BV, Senior Secured First Lien Term Loan, 6.750%, 07/10/2017	B1	1,148,077	1,152,382
Nusil Technology LLC, Senior Secured First Lien Term Loan, 5.250%, 04/07/2017	B1	3,435,034	3,440,770
Taminco Global Chemical Corp., Senior Secured First Lien Term Loan, 6.250%, 02/15/2019	B1	384,615	387,769
Trinseo Materials Operating S.C.A., Senior Secured First Lien Term Loan, 6.000%, 08/02/2017	B1	4,694,288	4,299,170
Univar, Inc., Senior Secured First Lien Term B Loan, 5.000%, 06/30/2017	B2	6,446,482	6,466,628

			17,143,962

Construction and Building - 1.62%
Custom Building Products, Inc., Senior Secured First Lien Term B Loan, 5.750%, 03/19/2015	B1	3,770,909	3,788,821
Generac Power Systems, Inc., Senior Secured Tranche B First Lien Term Loan, 3.750%, 02/11/2019	Ba3	476,190	476,905
UCI International, Inc. (aka United Components, Inc.), Senior Secured Fist Lien Term B Loan, 5.500%, 07/26/2017	Ba2	505,450	508,609

			4,774,335

Consumer Goods Durable - 4.59%
1-800 Contacts, Inc., Senior Secured First Lien Term Loan, 7.700%, 03/04/2015	Ba2	4,357,177	4,389,857

	Moody’s Rating	Principal Amount	Market Value

Consumer Goods Durable (continued)
Goodman Global, Inc., Senior Secured First Lien Term Loan, 5.750%, 10/28/2016	B1	$2,320,707	$2,338,994
Hupah Finance, Inc., Senior Secured First Lien Initial Term Loan, 6.250%, 01/21/2019	B2	4,824,561	4,863,785
Kinetic Concepts, Inc., Senior Secured First Lien Term B-1 Loan, 7.000%, 05/04/2018	Ba2	1,148,201	1,172,905
Kinetic Concepts, Inc., Senior Secured First Lien Term B-2 Loan, 6.500%, 11/04/2016	Ba2	718,200	723,766

			13,489,307

Consumer Goods Non Durable - 5.65%
Acosta, Inc., Senior Secured First Lien Term B Loan, 4.750%, 03/01/2018	Ba3	1,541,163	1,541,810
Amscan Holdings, Inc., Senior Secured First Lien Term Loan, 6.750%, 12/04/2017	B2	3,848,903	3,864,395
Armored AutoGroup, Inc. (fka Viking Acquisition, Inc. (aka Global Autocare)), Senior Secured First Lien Term B Loan, 6.000%, 11/05/2016	Ba3	1,256,825	1,239,229
Inmar, Inc., Senior Secured First Lien Term Loan, 6.500%, 08/12/2018	B1	2,970,847	2,981,987
Revlon Consumer Products Corp., Senior Secured First Lien Term Loan, 4.750%, 11/20/2017	Ba3	2,940,188	2,943,201
Sagittarius Restaurants LLC (fka Captain D’s), Senior Secured First Lien Term Loan, 7.500%, 05/18/2015	B1	2,090,625	2,080,172
Totes Isotoner Corp., Senior Secured First Lien Delayed Draw Term Loan, 7.250%, 07/07/2017	B3	186,563	184,697

	Moody’s Rating	Principal Amount	Market Value

Consumer Goods Non Durable (continued)
Totes Isotoner Corp., Senior Secured First Lien Initial Term Loan, 7.250%, 07/07/2017	B3	$1,798,906	$1,780,917

			16,616,408

Containers, Packaging and Glass - 3.19%
John Henry Holdings, Inc. (aka Multi Packaging Solutions), Senior Secured First Lien Effective Date Term Advance Loan, 7.000%, 05/13/2016	B2	5,475,000	5,420,250
Reynolds Group Holdings, Inc., Senior Secured Tranche C First Lien Term Loan, 6.500%, 05/05/2016	Ba3	3,888,573	3,944,004

			9,364,254

Energy Electricity - 2.46%
NXP BV, Senior Secured First Lien Tranche B Term Loan, 5.250%, 03/14/2019	B2	2,000,000	1,986,250
NXP BV, Senior Secured Tranche A-2 First Lien Term Loan, 5.500%, 03/03/2017	B2	1,883,393	1,882,809
Star West Generation LLC, Senior Secured First Lien Term B Advance Loan, 6.000%, 05/17/2018	Ba3	3,384,615	3,353,595

			7,222,654

Energy, Oil and Gas - 4.32%
CITGO Petroleum Corp., Senior Secured First Lien Term B Loan, 8.000%, 06/24/2015	Ba2	507,234	514,315
CITGO Petroleum Corp., Senior Secured First Lien Term C Loan, 9.000%, 06/26/2017	Ba2	1,471,281	1,509,292
Crestwood Holdings LLC, Senior Secured First Lien Term Loan, 9.750%, 03/26/2018	Caa1	1,257,143	1,282,292

	Moody’s Rating	Principal Amount	Market Value

Energy, Oil and Gas (continued)
Gibson Energy ULC, Senior Secured First Lien Term Loan, 5.750%, 06/15/2018	B1	$4,480,035	$4,505,705
Sheridan Production Partners LP, Senior Secured First Lien Term Loan [SIP I], 6.500%, 04/20/2017	B2	4,013,242	4,023,276
Sheridan Production Partners LP, Senior Secured First Lien Term Loan [SPP I-A], 6.500%, 04/20/2017	B2	531,788	533,117
Sheridan Production Partners LP, Senior Secured First Lien Term Loan [SPP I-M], 6.500%, 04/20/2017	B2	324,819	325,631

			12,693,628

Environmental Industries - 1.44%
PSC Industrial Outsourcing LP, Senior Secured First Lien Term Loan, 7.250%, 07/29/2016	Ba3	4,221,494	4,221,494

Healthcare and Pharmaceuticals - 21.15%
Alkermes, Inc., Senior Secured First Lien Term Loan, 6.750%, 07/07/2017	B1	2,429,395	2,481,020
Alliance Healthcare Services, Inc., Senior Secured First Lien Term B Loan, 7.250%, 06/01/2016	Ba3	2,752,207	2,559,552
Ardent Medical Services, Inc., Senior Secured First Lien Term Loan, 6.500%, 09/15/2015	B1	3,962,288	3,955,690
Aurora Diagnostics Holdings LLC, Senior Secured Tranche B First Lien Term Loan, 6.250%, 05/26/2016	Ba2	2,543,056	2,525,572
Capsugel Holdings U.S., Inc., Senior Secured First Lien Initial Term Loan, 5.250%, 08/01/2018	B1	1,979,130	1,997,962

	Moody’s Rating	Principal Amount	Market Value

Healthcare and Pharmaceuticals (continued)
Carestream Health, Inc. (aka Onex Carestream Finance LP), Senior Secured First Lien Term B Loan, 5.000%, 02/27/2017	B1	$4,948,781	$4,849,806
CHG Cos., Inc., Senior Secured Additional First Lien Term Loan, 5.500%, 10/07/2016	Ba2	1,732,519	1,730,787
Convatec, Inc. (aka Cidron Healthcare, Ltd.), Senior Secured First Lien Dollar Term Loan, 5.750%, 12/22/2016	Ba3	2,795,729	2,799,223
Drumm Investors LLC (aka Golden Living), Senior Secured First Lien Term Loan, 5.000%, 05/04/2018	B1	4,961,604	4,701,120
Emergency Medical Services Corp. (aka AMR/EMCare), Senior Secured First Lien Initial Term Loan, 5.250%, 05/25/2018	B1	3,960,000	3,969,207
Grifols, Inc., Senior Secured Tranche B First Lien Term Loan, 4.500%, 06/01/2017	Ba3	1,062,223	1,062,998
Health Management Associates, Inc., Senior Secured First Lien Term B Loan, 4.500%, 11/16/2018	B1	1,995,000	1,982,950
IASIS Healthcare LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/03/2018	Ba3	2,809,620	2,814,888
Immucor, Inc., Senior Secured First Lien Term B Loan, 7.250%, 08/17/2018	Ba3	2,555,784	2,588,537
Lawson Software, Inc., Senior Secured First Lien Term B Loan, L + 5.000%, 10/01/2016(b)	B2	1,690,141	1,639,436
MedAssets, Inc., Senior Secured First Lien Term Loan, 5.250%, 11/16/2016	Ba3	3,243,623	3,268,972

	Moody’s Rating	Principal Amount	Market Value

Healthcare and Pharmaceuticals (continued)
National Specialty Hospitals, Inc., Senior Secured First Lien Delayed Draw Term Loan, 0.750%, 02/03/2017	B2	$445,545	$419,926
National Specialty Hospitals, Inc., Senior Secured First Lien Initial Term Loan, 8.250%, 02/03/2017	B2	2,529,007	2,383,589
Pharmaceutical Product Development, Inc., Senior Secured First Lien Term Loan, 6.250%, 12/05/2018	B1	2,081,739	2,110,207
Res-Care, Inc., Senior Secured First Lien Term B Loan, 7.750%, 12/22/2016	Ba2	1,975,000	1,975,000
Sheridan Holdings, Inc., Senior Secured Second Lien Term Loan, 5.991%, 06/15/2015	Caa1	867,708	849,542
Smile Brands Group, Inc., Senior Secured First Lien Term B Loan, 7.000%, 12/21/2017	Ba3	4,899,347	4,899,371
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan, 6.500%, 02/06/2017	Ba3	2,299,355	2,178,639
Surgical Care Affiliates LLC, Senior Secured First Lien Class B Term Loan, 4.470%, 12/29/2017	Ba3	2,493,702	2,402,270

			62,146,264

High Tech Industries - 14.27%
Aspect Software, Inc., Senior Secured First Lien Term B Loan, 6.250%, 05/09/2016	Ba3	4,309,963	4,323,884
Attachmate Corp., Senior Secured First Lien Term Loan, 6.500%, 04/27/2017	B1	3,900,000	3,882,957
Aveta, Inc., Senior Secured First Lien Term B Loan, L + 6.500%, 01/01/2020(b)	B1	872,727	872,509
Hyland Software, Inc., Senior Secured First Lien Term 2 Loan, 6.000%, 12/19/2016	B2	543,478	546,196

	Moody’s Rating	Principal Amount	Market Value

High Tech Industries (continued)
Hyland Software, Inc., Senior Secured First Lien Term Loan, 6.000%, 12/19/2016	B2	$2,485,096	$2,481,468
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured Tranche B-1 Second Lien Term Loan, 10.470%, 06/11/2018	B1	4,000,000	4,066,660
Open Link International, Inc., Senior Secured First Lien Initial Term Loan, 7.750%, 10/30/2017	B2	1,459,756	1,465,230
Presidio, Inc., Senior Secured First Lien Term B Loan, 7.250%, 03/31/2017	Ba3	3,988,878	4,048,711
Shield Finance Co. S.A.R.L. (aka Sophos plc), Senior Secured Incremental First Lien Term B-2 Loan, 7.627%, 06/15/2016	B2	1,240,625	1,249,930
Ship U.S. Bidco, Inc., (aka RBS WorldPay), Senior Secured First Lien Facility B2A Term Loan, 5.250%, 11/30/2017	Ba2	1,538,462	1,540,392
Sophia LP, Senior Secured First Lien New Term Loan, 6.250%, 07/19/2018	Ba3	3,200,000	3,253,344
Spansion LLC, Senior Secured First Lien Term Loan, 4.750%, 02/09/2015	Ba3	2,612,262	2,613,895
SRA International, Inc., Senior Secured First Lien Term Loan, 6.500%, 07/20/2018	B1	3,746,686	3,742,003
Vertafore, Inc., Senior Secured First Lien Term Loan, 5.250%, 07/29/2016	Caa1	3,950,018	3,935,205
Vertafore, Inc., Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	Caa1	2,000,000	2,015,000

	Moody’s Rating	Principal Amount	Market Value

High Tech Industries (continued)
Wall Street Systems Holdings, Inc., Senior Secured First Lien Term Loan, 5.500%, 06/20/2017	Ba3	$1,932,759	$1,908,599

			41,945,983

Hotels, Gaming and Leisure - 3.61%
AMC Entertainment, Inc., Senior Secured First Lien Term B3 Loan, 4.250%, 02/22/2018	Ba2	997,500	989,600
Boyd Gaming Corp., Senior Secured First Lien Increased Term Loan, 6.000%, 12/17/2015	B2	613,990	621,185
Kasima LLC (DCIP), Senior Secured First Lien Incremental Term Loan, 5.000%, 03/31/2017	Baa1	1,939,592	1,944,441
Mood Media Corp., Senior Secured First Lien Term Loan, 7.000%, 05/07/2018	Ba3	3,911,618	3,831,762
Pinnacle Entertainment, Inc., Senior Secured Series A Incremental First Lien Term Loan, 4.000%, 03/19/2019	B1	1,206,897	1,214,186
Six Flags Theme Parks, Inc., Senior Secured Tranche B First Lien Term Loan, 4.250%, 12/20/2018	B1	2,000,000	2,000,890

			10,602,064

Media Advertising, Printing and Publishing - 4.27%
Cenveo Corp., Senior Secured First Lien Term B Facility Loan, 6.250%, 12/21/2016	Ba3	3,075,698	3,085,679
InfoGroup, Inc., Senior Secured First Lien Term B Loan, 5.750%, 05/28/2018	B1	1,691,298	1,594,048
Playboy Enterprises, Inc., Senior Secured First Lien Term B Loan, 8.250%, 03/06/2017	B2	3,670,370	3,633,666

	Moody’s Rating	Principal Amount	Market Value

Media Advertising, Printing and Publishing (continued)
Postmedia Network, Inc. (aka CW Acquisition LP), Senior Secured Tranche C First Lien Term Loan, 6.250%, 07/13/2016	Ba3	$2,370,665	$2,366,220
RBS Holding Co. LLC, Senior Secured First Lien Term B Loan, 9.250%, 03/23/2017	B1	2,970,000	1,856,250

			12,535,863

Media Broadcasting and Subscription - 4.94%
Barrington Broadcast Group LLC, Senior Secured Tranche 2 First Lien Term Loan, 7.500%, 06/14/2017	B2	1,199,324	1,210,574
Entercom Radio LLC, Senior Secured First Lien Term B Loan, 6.250%, 11/23/2018	B2	1,676,948	1,693,717
FoxCo Acquisition Sub LLC, Senior Secured First Lien Replacement Term Loan, 4.750%, 07/14/2015	B1	3,460,875	3,468,229
Hubbard Radio LLC, Senior Secured First Lien Term Loan, 5.250%, 04/28/2017	Ba3	994,987	999,963
Hubbard Radio LLC, Senior Secured Second Lien Term Loan, 8.750%, 04/30/2018	Caa1	1,428,571	1,451,786
Summit Entertainment LLC, Senior Secured First Lien Term Loan, 6.750%, 09/07/2016	B1	2,907,986	2,904,351
Univision Communications, Inc., Senior Secured Extended First Lien Term Loan, 4.491%, 03/31/2017	B2	3,000,000	2,787,075

			14,515,695

Retail - 12.64%
Academy, Ltd., Senior Secured First Lien Initial Term Loan, 6.000%, 08/03/2018	B2	3,491,250	3,512,809

	Moody’s Rating	Principal Amount	Market Value

Retail (continued)
Bass Pro Group LLC, Senior Secured First Lien Term Loan, 5.250%, 06/13/2017	B1	$1,989,975	$1,993,169
BJ’s Wholesale Club, Inc., Senior Secured Replacement First Lien Term Facility Loan, 5.250%, 09/28/2018	B1	995,000	1,001,955
Burlington Coat Factory Warehouse Corp., Senior Secured First Lien Term B Loan, 6.250%, 02/23/2017	B3	2,908,861	2,933,004
Chinos Acquisition Corp. (aka J. Crew Group, Inc.), Senior Secured First Lien Term Loan, 4.750%, 03/07/2018	B1	4,054,668	3,991,314
Harbor Freight Tools USA, Inc., Senior Secured Tranche B First Lien Term Loan, 6.500%, 12/22/2017	Ba3	4,909,770	4,957,322
Neiman Marcus Group, Inc., Senior Secured First Lien Extended Term Loan, 4.750%, 05/16/2018	B2	3,000,000	3,000,705
PETCO Animal Supplies, Inc., Senior Secured First Lien Term Loan, 4.500%, 11/24/2017	B2	3,091,276	3,093,796
Sports Authority, Inc. (aka TSA), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	B3	4,937,500	4,755,454
Sprouts Farmers Market Holdings LLC, Senior Secured First Lien Initial Term Loan, 6.000%, 04/18/2018	B2	2,229,981	2,201,170
The Gymboree Corp., Senior Secured First Lien Term Loan, 5.000%, 02/23/2018	B1	1,944,767	1,847,295
Toys “R” Us, Inc., Senior Secured First Lien Initial Term Loan, 6.000%, 09/01/2016	B1	2,955,000	2,965,091

	Moody’s Rating	Principal Amount	Market Value

Retail (continued)
Yankee Candle Co., Inc., Senior Secured First Lien Term B Loan, L + 4.000%, 04/02/2019(b)	Ba2	$892,857	$896,857

			37,149,941

Services - Business - 10.55%
Advantage Sales & Marketing, Inc., Senior Secured Second Lien Term Loan, 9.250%, 06/18/2018	Caa1	5,000,000	5,006,250
Altegrity, Inc. (aka U.S. Investigation Services, Inc.), Senior Secured Tranche D First Lien Term Loan, 7.750%, 12/31/2014	B1	1,634,154	1,638,746
BarBri, Inc., Senior Secured First Lien Term Loan, 6.000%, 06/19/2017	B1	3,486,875	3,469,441
Brickman Group Holdings, Inc., Senior Secured Tranche B First Lien Term Loan, 7.250%, 10/14/2016	B1	2,952,575	2,987,017
Eagle Parent, Inc., Senior Secured First Lien Term B Loan, 5.000%, 05/16/2018	Ba3	1,994,975	1,981,259
Scitor Corp., Senior Secured First Lien Term Loan, 5.000%, 02/15/2017	B2	1,985,053	1,932,955
Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term B-1 Loan, 5.000%, 12/31/2016	B2	2,268,132	2,266,238
Sedgwick Holdings, Inc., Senior Secured Second Lien Term Loan, 9.000%, 05/28/2017	B2	5,000,000	4,993,750
Sitel LLC (aka Clientlogic Corp.), Senior Secured First Lien Extended U.S. Term Loan, 7.331%, 01/30/2017	B1	3,500,000	3,357,830

	Moody’s Rating	Principal Amount	Market Value

Services - Business (continued)
U.S. Security Associates Holdings, Inc., Senior Secured First Lien Delayed Draw Term Loan, 6.000%, 07/28/2017	Ba3	$203,750	$204,769
U.S. Security Associates Holdings, Inc., Senior Secured First Lien Term B Loan, 6.000%, 07/26/2017	Ba3	1,207,269	1,210,287
Web.com Group, Inc., Senior Secured First Lien Term Loan, 7.000%, 10/27/2017	B1	1,961,667	1,946,140

			30,994,682

Services - Consumer - 0.49%
Monitronics International, Inc., Senior Secured First Lien Term Loan, 5.500%, 03/23/2018	B2	1,451,613	1,454,937

Telecommunications - 8.12%
Alaska Communications Systems Holdings, Inc., Senior Secured First Lien Term Loan, 5.500%, 10/21/2016	Ba3	3,650,632	3,405,236
Avaya, Inc., Senior Secured B-3 Extended First Lien Term Loan, 4.991%, 10/26/2017	B1	4,968,634	4,809,638
Bragg Communications, Inc., Senior Secured First Lien Term B Loan, 4.000%, 02/28/2018	Ba3	1,258,212	1,258,212
Crown Castle Operating Co., Senior Secured Tranche B First Lien Term Loan, 4.000%, 01/31/2019	Ba2	997,500	995,420
Digitalglobe, Inc., Senior Secured First Lien Term Loan, 5.750%, 10/12/2018	Ba3	997,500	960,642
Fibertech Networks LLC (aka Firefox), Senior Secured First Lien Term Loan, 6.750%, 11/30/2016	B2	3,174,107	3,189,978

	Moody’s Rating	Principal Amount	Market Value

Telecommunications (continued)
Greeneden U.S. Holdings II LLC, Senior Secured First Lien Term Loan, 6.750%, 01/31/2019	B2	$1,034,483	$1,043,964
Intelsat Jackson Holdings, Ltd., Senior Secured First Lien Tranche B Term Loan, 5.250%, 04/03/2018	B1	1,397,999	1,410,015
Sorenson Communications, Inc., Senior Secured First Lien Tranche C Term Loan, 6.000%, 08/16/2013	B1	3,196,176	3,149,719
Syniverse Holdings, Inc. (aka Buccaneer Merger Sub, Inc.), Senior Secured First Lien Term Loan, 5.250%, 12/21/2017	B1	1,431,159	1,439,060
TowerCo Finance LLC, Senior Secured First Lien Term B-1 Loan, 4.500%, 01/28/2017	Ba3	554,400	557,000
Verint Systems, Inc., Senior Secured First Lien Term Loan, 4.500%, 10/27/2017	B1	1,631,507	1,629,476

			23,848,360

Transportation Cargo - 1.50%
Nexeo Solutions LLC (aka Ashland Distribution), Senior Secured First Lien Initial Term Loan, 5.000%, 09/08/2017	B1	3,300,000	3,240,881
Ozburn-Hessey Holding Co. LLC, Senior Secured First Lien Term Loan, 8.250%, 04/08/2016	Ba3	844,700	745,870
Rail America, Inc., Senior Secured First Lien Initial Term Loan, 4.000%, 03/01/2019	B1	420,168	420,607

			4,407,358

	Moody’s Rating	Principal Amount	Market Value

Transportation Consumer - 1.68%
Avis Budget Car Rental LLC, Senior Secured Tranche C First Lien Term Loan, 4.250%, 03/15/2019	Ba1	$2,940,630	$2,938,425
Hertz Corp., Senior Secured Tranche B First Lien Term Loan, 3.750%, 03/12/2018	Ba1	1,994,962	1,991,062

			4,929,487

Utilities, Oil and Gas - 2.52%
Energy Transfer Equity LP, Senior Secured First Lien Term Loan, 3.750%, 3/24/2017	Ba2	1,597,633	1,569,515
EquiPower Resources Holdings LLC, Senior Secured First Lien Term B Advance Loan, 5.750%, 01/26/2018	Ba3	2,749,697	2,584,715
Frac Tech International LLC, Senior Secured First Lien Term Loan, 6.250%, 05/06/2016	B2	3,243,976	3,237,001

			7,391,231

Wholesale - 0.53%
CDW Corp., Senior Secured First Lien Extended Term Loan, 4.000%, 07/15/2017	B2	1,601,794	1,553,235

TOTAL FLOATING RATE LOAN INTERESTS (Cost $397,148,973)			399,093,937

CORPORATE BONDS - 6.47%
Beverage, Food and Tobacco - 0.34%
Del Monte Corp., Senior Unsecured Bond, 7.625%, 02/15/2019	B3	1,000,000	1,000,000

Energy, Oil and Gas - 0.18%
United Refining Co., Senior Secured Bond, 10.500%, 02/28/2018	B3	510,000	529,125

	Moody’s Rating	Principal Amount	Market Value

Healthcare and Pharmaceuticals - 1.02%
Aurora Diagnostics Holdings LLC, Senior Unsecured Bond, 10.750%, 01/15/2018	B3	$3,000,000	$2,985,000

High Tech Industries - 1.17%
Allen Systems Groups, Inc., Senior Secured Bond, 10.500%, 11/15/2016(c)	B3	3,983,000	3,445,295

Media Broadcasting and Subscription - 1.56%
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Unsecured Bond, 6.500%, 04/30/2021	B1	1,000,000	1,040,000
Entercom Radio LLC, Senior Unsecured Bond, 10.500%, 12/01/2019	Caa1	1,300,000	1,407,250
National CineMedia LLC, Senior Unsecured Bond, 7.875%, 07/15/2021	B2	2,000,000	2,140,000

			4,587,250

Retail - 0.49%
Spencer Spirit Holdings, Inc., Senior Secured Bond, 11.000%, 05/01/2017(c)	B2	1,400,000	1,435,000

Telecommunications - 1.71%
Cincinnati Bell, Inc. (aka Broadwing, Inc.), Senior Unsecured Bond, 8.375%, 10/15/2020	B1	5,000,000	5,037,500

TOTAL CORPORATE BONDS (Cost $19,205,957)			19,019,170

Market Value
Total Investments - 142.29% (Cost $416,354,930)	$418,113,107

Assets in Excess of Other Liabilities - 6.75%	19,851,918

Term Preferred Shares - (16.37)%*
(plus distributions payable on term preferred shares)	(48,116,868)

Senior Secured Notes - (32.67)%	(96,000,000)

Net Assets - 100.00%	$293,848,157

Amounts above are shown as a percentage of net assets as of March 31, 2012.

*	Series A Floating Rate Cumulative Term Preferred Shares, “Term Preferred Shares”.
(a)	The interest rate shown represents the rate at period end.
(b)	All or a portion of this position has not settled as of March 31, 2012. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $4,880,295, which represents approximately 1.66% of net assets as of March 31, 2012.

See Notes to Quarterly Portfolio of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Notes to Quarterly Portfolio of Investments

March 31, 2012 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund” or “BSL”) is a non-diversified, closed-end management investment company. The Fund was organized in Delaware on March 4, 2010. The Fund was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. The Fund commenced operations on May 26, 2010. Prior to that, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the BSL’s investment adviser. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of the BSL, the Fund will dissolve on or about May 31, 2020. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to the Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act) may extend the life of the Fund. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of the Fund’s assets will be invested in senior secured, floating rate loans (“Loans”).

BSL is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. BSL may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: BSL’s net asset value (“NAV”) will be determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the BSL’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by management under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to BSL’s perceived risk of investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities at Value^	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests	$-	$376,601,335	$22,492,602	$399,093,937
Corporate Bonds	-	19,019,170	-	19,019,170
Total	$-	$395,620,505	$22,492,602	$418,113,107

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value^	Balance as of 12/31/11	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of 3/31/12	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at 3/31/12
Floating Rate Loan Interests	$15,324,615	$65,198	$(507,818)	$(2,592,685)	$10,203,292	$22,492,602	$(121,561)
Total	$15,324,615	$65,198	$(507,818)	$(2,592,685)	$10,203,292	$22,492,602	$(121,561)

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

^For detailed descriptions of classifications, see the accompanying Portfolio of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis.

NOTE 3. SENIOR FLOATING RATE LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines Managed Assets as total assets (Including any assets attributable to any leverage used) minus the sum of BSL’s accrued liabilities (other than liabilities Incurred for any leverage). At March 31, 2012, 84.89% of BSL’s Managed Assets were held in Senior Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of either Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. At March 31, 2012, BSL had invested $27,620,199 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the risk and valuation committee of the Adviser. The factors considered by the committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if it acquires a Loan through participation, will elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation. The Adviser has established a risk and valuation committee that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution.

NOTE 4. UNREALIZED APPRECIATION/ (DEPRECIATION)

On March 31, 2012, based on cost of $435,959,972 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,972,706 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,214,528, resulting in net unrealized appreciation of $1,758,177.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2012

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2012

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2012